Contingencies (Details) - ZAR (R) R in Millions	Mar. 31, 2019	Mar. 31, 2018
Lease termination | Top of range
Disclosure of contingent liabilities [line items]
Estimated of potential liability under arrangement	R 39.1	R 43.7